Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets Net [Abstract]
Less: Accumulated amortization	$ 2,659,264	$ 1,929,489
Intangible assets, net	2,009,297	3,123,394
Customer Relationship [Member]
Schedule of Intangible Assets Net [Abstract]
Intangible assets, gross	159,485	172,614
License [Member]
Schedule of Intangible Assets Net [Abstract]
Intangible assets, gross	2,015,311	2,181,213
Non-Compete Agreements [Member]
Schedule of Intangible Assets Net [Abstract]
Intangible assets, gross	$ 2,493,765	$ 2,699,056